Fair Value of Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Assets:
Cash and deposits with financial institutions	[1]	$ 65,967	$ 63,860
Trading assets		152,223	129,727
Securities purchased under resale agreements and securities borrowed		203,008	200,543
Derivative financial instruments		46,531	44,379
Customers' liability under acceptances	[2],[3]	177	148
Liabilities:
Deposits	[4]	966,279	943,849
Financial instruments designated at fair value through profit or loss		47,165	36,341
Acceptances		178	149
Obligations related to securities sold short		38,104	35,042
Derivative financial instruments		56,031	51,260
Obligations related to securities sold under repurchase agreements and securities lent		189,144	190,449
Subordinated debentures		7,692	7,833
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions		65,967	63,860
Trading assets		152,223	129,727
Securities purchased under resale agreements and securities borrowed		203,008	200,543
Derivative financial instruments		46,531	44,379
Investment securities - FVOCI and FVTPL		126,226	123,420
Investment securities - Amortized cost		23,722	29,412
Loans		771,045	760,829
Customers' liability under acceptances		177	148
Other financial assets		28,128	22,467
Liabilities:
Deposits		966,279	943,849
Financial instruments designated at fair value through profit or loss		47,165	36,341
Acceptances		178	149
Obligations related to securities sold short		38,104	35,042
Derivative financial instruments		56,031	51,260
Obligations related to securities sold under repurchase agreements and securities lent		189,144	190,449
Subordinated debentures		7,692	7,833
Other financial liabilities		56,529	53,387
At fair value [member]
Assets:
Cash and deposits with financial institutions		65,967	63,860
Trading assets		152,223	129,727
Securities purchased under resale agreements and securities borrowed		203,008	200,543
Derivative financial instruments		46,531	44,379
Investment securities - FVOCI and FVTPL		126,226	123,420
Investment securities - Amortized cost		23,239	28,422
Loans		769,900	757,825
Customers' liability under acceptances		177	148
Other financial assets		28,128	22,467
Liabilities:
Deposits		965,925	941,290
Financial instruments designated at fair value through profit or loss		47,165	36,341
Acceptances		178	149
Obligations related to securities sold short		38,104	35,042
Derivative financial instruments		56,031	51,260
Obligations related to securities sold under repurchase agreements and securities lent		189,144	190,449
Subordinated debentures		7,749	7,814
Other financial liabilities		$ 56,500	$ 53,342

[1]	Net of allowances of $4 (2024 – $3).
[2]	98.8% of acceptances reside outside Canada (October 31, 2024 – 96.5%).
[3]	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
[4]	Deposits denominated in U.S. dollars amount to $297,065 (2024 – $295,316), deposits denominated in Chilean pesos amount to $20,053 (2024 – $19,271), deposits denominated in Mexican pesos amount to $35,941 (2024 – $34,416) and deposits denominated in other foreign currencies amount to $117,530 (2024 – $109,683).